Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2011

Check here if Amendment [  X];               Amendment Number:
       This Amendment (Check only one):         [ X] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sterling Investment Management, Inc.
Address:  3561 East Sunrise Drive
          Suite 117
          Tucson, AZ    85718

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Crandall L. Smith
Title: Managing Director
Phone: 520-293-3311

Signature, Place, and Date of Signing:


Crandall L. Smith              Tucson, AZ            August 16, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error, inadvertently transposed the value and shares columns.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               57
                                                  -----------------------

Form 13F Information Table Value Total:            112873.854(x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE
Column 1		     Column 2       Column 3    Column 4     Column 5        Column 6   Column 7	 Column 8
			     Title of		     Market Value SHRS or SH/ PUT/   Investment	Other      VOTING AUTHORITY
Name of Issuer		     Class	     CUSIP 	(x1000)	  PRN AMT PRN CALL   Discretion	Managers   Sole	Shared	None
-----------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC	     COM	     02209S103	3704 	   140268 		sole				3704
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR   03524A108	2494 	    42985 		sole				2494
ANNALY CAP MGMT INC	     COM	      35710409	2174 	   120490 		sole				2174
BERKSHIRE HATHAWAY INC DEL   CL A	      84670108	6850 	       59 		sole				6850
BERKSHIRE HATHAWAY INC DEL   CL B NEW	      84670702	6677 	    86274 		sole				6677
BP PLC			     SPONSORED ADR    55622104	 296 	     6672 		sole			         296
CATERPILLAR INC DEL	     COM	     149123101	 990 	     9300 		sole				 990
CISCO SYS INC		     COM	     17275R102	1887 	   120859 		sole				1887
COCA COLA CO		     COM	     191216100	 236         3500 		sole				 236
COMCAST CORP NEW	     CL A	     20030N101	3414 	   134710 		sole		          	3414
CORRECTIONS CORP AMER NEW    COM NEW	     22025Y407	2683 	   123905 		sole			 	2683
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN    23130A102	2528 	    20630 		sole			 	2528
DANAHER CORP DEL	     COM	     235851102	 323 	     6090 		sole				 323
DELL INC		     COM	     24702R101	2166 	   129946 		sole				2166
DENDREON CORP		     COM	     24823Q107	1176 	    29810 		sole				1176
DIAGEO P L C		     SPON ADR NEW    25243Q205	2079 	    25400 		sole				2079
ENBRIDGE ENERGY MANAGEMENT L SHS UNITS LLI   29250X103	 566 	    18326 		sole				 566
ENBRIDGE ENERGY PARTNERS L P COM	     29250R106	 271 	     9000 		sole				 271
ENSCO PLC		     SPONSORED ADR   29358Q109	2479 	    46515 		sole				2479
EXXON MOBIL CORP	     COM	     30231G102	1460 	    17946 		sole				1460
FOSTER WHEELER AG	     COM	     H27178104	1165 	    38355 		sole				1165
GOLDMAN SACHS GROUP INC	     COM	     38141G104	5312 	    39915 		sole				5312
GOOGLE INC		     CL A	     38259P508	 498 	      984 		sole				 498
HECKMANN CORP		     COM	     422680108	  72 	    12000 		sole				  72
HILLENBRAND INC		     COM	     431571108	 965 	    40799 		sole				 965
HILL ROM HLDGS INC	     COM	     431475102	2661 	    57789 		sole				2661
INTERNATIONAL BUSINESS MACHS COM	     459200101	 532 	     3100 		sole				 532
ISHARES TR		     DJ US TECH SEC  464287721	 321 	     4935 		sole				 321
ISHARES TR		     IBOXX INV CPBD  464287242	1274 	    11566 		sole				1274
IVANHOE MINES LTD	     COM	     46579N103	2212 	    87421 		sole				2212
JOHNSON & JOHNSON	     COM	     478160104	1416 	    21280 		sole				1416
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER  494550106	 694 	     9565 		sole				 694
KINDER MORGAN MANAGEMENT LLC SHS	     49455U100	 463 	     7058 		sole				 463
LINN ENERGY LLC		     UNIT LTD LIAB   536020100	 764 	    19552 		sole				 764
MCDERMOTT INTL INC	     COM	     580037109	 293 	    14790 		sole				 293
MICROSOFT CORP		     COM	     594918104	5475 	   210587 		sole				5475
OCCIDENTAL PETE CORP DEL     COM	     674599105	4745 	    45604 		sole				4745
PEPSICO INC		     COM	     713448108	1483 	    21054 		sole				1483
PFIZER INC		     COM	     717081103	3618 	   175632 		sole				3618
PHILIP MORRIS INTL INC	     COM	     718172109	3939 	    58995 		sole				3939
PLUM CREEK TIMBER CO INC     COM	     729251108	1987 	    49024 		sole				1987
POTLATCH CORP NEW	     COM	     737630103	 213 	     6050 		sole				 213
PROCTER & GAMBLE CO	     COM	     742718109	 298 	     4680 		sole				 298
PROSHARES TR		     PSHSSHRT S&P500 74347R503	1227 	    30003 		sole				1227
QUALCOMM INC		     COM	     747525103	3017 	    53120 		sole				3017
QUEST DIAGNOSTICS INC	     COM	     74834L100	 850 	    14435 		sole				 850
RAYONIER INC		     COM	     754907103	 385 	     5885 		sole				 385
RYANAIR HLDGS PLC	     SPONSORED ADR   783513104	1991 	    67860 		sole				1991
SCHLUMBERGER LTD	     COM	     806857108	2343 	    27113 		sole				2343
SPDR GOLD TRUST		     GOLD SHS	     78463V107	7413 	    50773 		sole				7413
SPRINT NEXTEL CORP	     COM SER 1	     852061100	3644 	   676065 		sole				3644
UNITEDHEALTH GROUP INC	     COM	     91324P102	1739 	    33717 		sole				1739
VODAFONE GROUP PLC NEW	     SPONS ADR NEW   92857W209	1186 	    44395 		sole				1186
WAL MART STORES INC	     COM	     931142103	1508 	    28378 		sole				1508
WASTE MGMT INC DEL	     COM	     94106L109	1044 	    28005 		sole				1044
WELLPOINT INC		     COM	     94973V107	1287 	    16335 		sole				1287
XYRATEX LTD		     COM	     G98268108	 390 	    38000 		sole				 390

TOTAL  $112873.854(x thousand)

